Offerings	Jun. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.01 per share
Amount Registered | shares	30,110
Proposed Maximum Offering Price per Unit	42.71
Maximum Aggregate Offering Price	$ 1,285,998
Fee Rate	0.01531%
Amount of Registration Fee	$ 196.89
Offering Note	This Registration Statement covers, in addition to the number of shares of Semtech Corporation, a Delaware corporation (the “Company” or the “Registrant”), common stock, par value $0.01 per share (the “Common Stock”), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Company’s Restricted Stock Unit Award Agreement (Inducement Grant) for Mitchell James Haws and the Company’s Performance Stock Unit Award Agreement (Inducement Grant) for Mitchell James Haws (the “Inducement Agreements”), as a result of one or more adjustments under the Inducement Agreements to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.
2.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Stock Market on June 24, 2025 in accordance with Rule 457(c) of the Securities Act.
Consists of shares available for issuance under the Restricted Stock Unit Award Agreement (Inducement Grant) for Mitchell James Haws.Rules 457(c) and 457(h) promulgated under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.01 per share
Amount Registered | shares	60,222
Proposed Maximum Offering Price per Unit	42.71
Maximum Aggregate Offering Price	$ 2,572,082
Fee Rate	0.01531%
Amount of Registration Fee	$ 393.79
Offering Note	This Registration Statement covers, in addition to the number of shares of Semtech Corporation, a Delaware corporation (the “Company” or the “Registrant”), common stock, par value $0.01 per share (the “Common Stock”), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Company’s Restricted Stock Unit Award Agreement (Inducement Grant) for Mitchell James Haws and the Company’s Performance Stock Unit Award Agreement (Inducement Grant) for Mitchell James Haws (the “Inducement Agreements”), as a result of one or more adjustments under the Inducement Agreements to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.
2.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Stock Market on June 24, 2025 in accordance with Rule 457(c) of the Securities Act.
Consists of shares available for issuance under the Performance Stock Unit Award Agreement (Inducement Grant) for Mitchell James Haws.Rules 457(c) and 457(h) promulgated under the Securities Act.